PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Reconciliation of Effective Tax Rate to the Statutory Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation between the effective tax rate on income and the statutory tax rate
Income Tax Benefit at Federal Rate	$ (7,804,993)	$ (8,670,431)
State Taxes and Fees	1,808,339	1,200,910
IRS Section 280E Disallowance	1,624,120	1,076,911
Uncertain Tax Position	463,647	420,976
Over Accrual of Prior Year Taxes	123,775
Change in Valuation Allowance	13,714,557	15,935,965
Change in Fair Value of Contingent Consideration	(7,265,518)
Stock-based Compensation	186,107
State Tax Carryforwards	(8,230,418)	(3,986,266)
Goodwill Impairment	1,228,662
Excess Accrual of Prior Year Taxes		(3,425,023)
Other Permanent Differences	(233,432)	(540,305)
Reported Income Tax Expense	$ (4,385,154)	$ 2,012,737